CONSOLIDATED STATEMENT OF CASH FLOWS - Class of Stock [Domain] - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,642)		$ (6,238)	$ (12,877)	$ (13,931)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation and restricted shares	242		1,199	1,692	4,224
Issuance cost related to warrants to investors and service provider	0		489	533	0
Depreciation	163		358	549	839
Decrease in trade receivables	(3)		0
Write-off of a production line				489	0
Decrease (increase) in other accounts receivable and prepaid expenses	(41)		120	158	2
Decrease (increase) in inventories	27		(22)	(234)	0
Decrease (increase) in trade payables	163		39	(186)	271
Increase in deferred revenues	54		0
Increase (decrease) in other accounts payable and accrued expenses	(163)		175	365	603
Increase (decrease) in fair value of warrants	376		(538)	(2,194)	293
Incremental value to February 2014 Investors that resulted from Exchange Agreement				3,124	0
Others				0	98
Capital loss from disposal of fixed assets	(8)		0
Net cash used in operating activities	(2,832)		(4,418)	(8,581)	(7,601)
Cash flows from investing activities:
Proceeds of maturities of short-term bank deposit	0		158	231	14
Investment in short-term bank deposits	(10)		(130)	(91)	(162)
Investment in lease deposit	7		(8)	(6)	(92)
Purchase of property and equipment	(46)		(150)	(563)	(1,400)
Net cash used in investing activities	(49)		(130)	(429)	(1,640)
Cash flows from financing activities:
Proceeds from issuance of Common Stock and warrants, net of issuance cost	1,956		3,754	3,754	9,982
Proceeds from issuance of Series A Preferred Stock and warrants, net of issuance cost				4,096	0
Proceeds from conversion of warrants, net of issuance cost	453		0
Proceeds from exercise of options and warrants into Common Stock	0	[1]	350	350	292
Net cash provided by financing activities	2,409		4,104	8,200	10,274
Decrease in cash and cash equivalents	(472)		(444)	(810)	1,033
Cash and cash equivalents at the beginning of the period	1,453		2,263	2,263	1,230
Cash and cash equivalents at the end of the period	981		1,819	1,453	2,263
Non-cash investing and financing activities:
Purchase of property and equipment	24		56	308	64
Conversion of liability related to warrants to common stock				9	416
Conversion of Series A Preferred Stock into Common Stock	401		9	$ 46	$ 0
Conversion of accrued expenses into Common stock in April 2015	$ 110		$ 0

[1]	Represents an amount lower than $1.